PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Schedule of Property and Equipment, Net

As of December 31, 2025 and 2024, property, plant and equipment, net consisted of the following:

	December 31,	December 31,
	2025	2024
Electronic equipment	$-	$150,309
Office equipment	-	12,764
Leasehold improvement	-	-
Total property, plant and equipment	-	163,073
Less: accumulated depreciation	-	(154,541)
Total property, plant and equipment, net	$-	$8,532